OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Accrued payroll and other benefits	$ 1,642,775	$ 1,659,577	$ 792,746
Accrued rent and facilities costs	99,965	160,544
Accrued interest	188,013	138,605	42,824
Accrued professional fees	167,826	126,384
D&O insurance financing payable		52,530
Other accrued expenses	21,704	30,000	1,526
Deferred revenue	27,470	20,631	30,690	$ 36,299
Other current liabilities			11,236
TOTAL OTHER CURRENT LIABILITIES	$ 2,147,753	$ 2,188,271	$ 879,022